Financial instruments - valuation - Hierarchy of assets (Details) - Recurring fair value measurement - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of assets
Assets	£ 165,969	£ 153,862
Trading loans
Fair value of assets
Assets	35,039	33,597
Trading securities
Fair value of assets
Assets	13,878	11,954
Interest rate
Fair value of assets
Assets	37,499	44,563
Foreign exchange
Fair value of assets
Assets	40,797	34,161
Other derivatives
Fair value of assets
Assets	110	180
Other loans
Fair value of assets
Assets	853	765
Other securities
Fair value of assets
Assets	37,793	28,642
Level 1
Fair value of assets
Assets	£ 32,715	£ 26,296
As a % of total fair value assets	20.00%	17.00%
Level 1 | Trading securities
Fair value of assets
Assets	£ 8,772	£ 8,447
Level 1 | Interest rate
Fair value of assets
Assets		1
Level 1 | Other securities
Fair value of assets
Assets	23,943	17,848
Level 2
Fair value of assets
Assets	£ 131,572	£ 125,605
As a % of total fair value assets	79.00%	82.00%
Level 2 | Trading loans
Fair value of assets
Assets	£ 34,761	£ 33,388
Level 2 | Trading securities
Fair value of assets
Assets	5,106	3,493
Level 2 | Interest rate
Fair value of assets
Assets	37,026	43,912
Level 2 | Foreign exchange
Fair value of assets
Assets	40,687	34,096
Level 2 | Other derivatives
Fair value of assets
Assets	63	72
Level 2 | Other loans
Fair value of assets
Assets	288	108
Level 2 | Other securities
Fair value of assets
Assets	13,641	10,536
Level 3
Fair value of assets
Assets	£ 1,682	£ 1,961	£ 2,333
As a % of total fair value assets	1.00%	1.00%
Level 3 | Trading loans
Fair value of assets
Assets	£ 278	£ 209
Level 3 | Trading securities
Fair value of assets
Assets		14
Level 3 | Interest rate
Fair value of assets
Assets	473	650
Level 3 | Foreign exchange
Fair value of assets
Assets	110	65
Level 3 | Other derivatives
Fair value of assets
Assets	47	108
Level 3 | Other loans
Fair value of assets
Assets	565	657
Level 3 | Other securities
Fair value of assets
Assets	£ 209	£ 258